The Company - Narrative (Details) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 28, 2020 CAD ($)	Mar. 28, 2021 retailLocation	Mar. 28, 2021 CAD ($) segment retailLocation
Corporate Information And Statement Of IFRS Compliance [Abstract]
Proportion of total outstanding shares owned by principal shareholder (as a percent)		46.20%	46.20%
Proportion of voting shares owned by principal shareholder (as a percent)		89.60%	89.60%
Proportion of total outstanding shares owned by public markets (as a percent)		53.80%	53.80%
Proportion of voting shares owned by public markets (as a percent)		10.40%	10.40%
Number of operating segments | segment			3
Number of reportable segments | segment			3
Number of retail locations temporarily closed, COVID-19 impact | retailLocation		9
Number of retail locations | retailLocation		28	28
Retail locations temporarily closed, COVID-19 impact (as a percent)		32.00%
Number of retail locations closed, COVID-19 impact | retailLocation			6
Retail locations closed, COVID-19 impact (as a percent)			21.00%
Cost of sales, manufacturing facilities closed, COVID-19 impact	$ 4.3
Government subsidiary relief program, COVID-19 impact			$ 27.5
Cost of sales, COVID-19 impact			13.5
Selling, general and administrative expense, COVID-19 impact			13.6
Other costs, COVID-19 impact			0.4
Selling, general and administrative expense, depreciation and amortisation expense, interest expense, net			$ 9.0